STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,738,652)	3.63	5/20/2033	3,406,237		3,878,256

Long-Term Municipal Investments - 98.7%
Alabama - 5.8%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2036	6,000,000		7,431,430
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	7,500,000		9,005,009
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,190,000		1,359,173
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000		1,165,590
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	0.97	12/1/2023	5,000,000	[a]	5,044,909
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000		3,059,787
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	20,000,000	[b]	20,502,714
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000		5,690,141
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2028	3,300,000		4,141,748
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	7,960,000		8,748,755
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	4,005,000		4,745,659
				70,894,915
Arizona - 1.6%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,975,000		2,393,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Arizona - 1.6% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	4,000,000		4,639,249
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,744,088
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	1,500,000	[c]	1,674,455
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		3,053,081
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2031	1,750,000		2,128,365
Maricopa County Special Health Care District, GO, Ser. D	4.00	7/1/2035	1,375,000		1,703,693
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	4.00	7/1/2044	2,000,000		2,308,123
				19,644,178
California - 7.5%
California, GO	5.00	10/1/2030	8,000,000		10,360,650
California, GO, Refunding	5.00	4/1/2033	7,900,000		10,256,290
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,500,000		7,762,329
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,295,000		5,547,102
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	4,000,000		4,828,614
California Housing Finance, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,992,936		3,509,200
California Public Works Board, Revenue Bonds (Various Capital Projects) Ser. I	5.00	11/1/2038	2,500,000		2,772,809
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2048	1,800,000	[c]	2,121,065

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
California - 7.5% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	3,265,000	4,024,057
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	3,255,000	3,777,991
Los Angeles Department of Airports, Revenue Bonds, Ser. A	5.00	5/15/2033	5,000,000	5,436,341
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2043	6,000,000	6,527,471
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	12,500,000	14,896,317
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	3,500,000	4,289,949
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	5,000,000	5,405,734
				91,515,919
Colorado - 4.8%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	6,000,000	7,030,033
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,000,000	6,150,816
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,500,000	4,327,527
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	5,000,000	5,995,207
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	2,000,000	2,517,128
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	5,000,000	6,094,104
Denver City & County Airport System, Revenue Bonds, Ser. A	5.25	11/15/2043	6,000,000	6,604,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Colorado - 4.8% (continued)
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	6,000,000	6,720,392
Denver City & County School District No. 1, GO (Insured; State Aid Withholding) Ser. A	5.50	12/1/2041	1,550,000	1,986,156
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,535,612
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	4,637,938
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	3,500,000	3,641,633
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	485,000	504,751
				57,746,210
Connecticut - 2.1%
Connecticut, GO, Ser. A	5.00	10/15/2025	1,000,000	1,111,409
Connecticut, GO, Ser. C	5.00	6/15/2035	1,000,000	1,252,047
Connecticut, GO, Ser. C	5.00	6/15/2034	1,020,000	1,278,880
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	6,000,000	6,817,762
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	2,500,000	2,758,436
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2034	3,000,000	4,012,821
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,500,000	2,752,633
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2034	5,025,000	5,724,253
				25,708,241
District of Columbia - 1.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,475,979
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2031	1,500,000	1,874,446
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	1,145,003
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	5,068,136
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	4,000,000	4,251,801

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
District of Columbia - 1.4% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,420,269
				17,235,634
Florida - 5.6%
Broward County Airport System, Revenue Bonds	5.00	10/1/2047	5,000,000	6,058,858
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	4,900,000	6,099,081
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2038	2,500,000	3,067,419
Escambia County, Revenue Bonds	5.00	10/1/2046	5,000,000	6,069,952
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,478,008
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	3,396,202
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,671,777
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	7,000,000	7,369,987
Orlando Utilities Commission, Revenue Bonds (Series 2018 Project) Ser. A	5.00	10/1/2038	3,000,000	3,724,808
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	11,500,000	13,289,176
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	4,760,000	5,487,768
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,263,645
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,519,676
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	6,959,943
				68,456,300
Georgia - 4.1%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	8,555,000	10,822,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Georgia - 4.1% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,225,684
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	8,400,000	10,106,294
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.82	9/1/2023	7,500,000	[a] 7,541,950
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	9,000,000	10,441,278
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	8,875,000	9,764,113
				49,901,777
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2043	5,000,000	6,178,312
Honolulu City & County, GO, Ser. C	4.00	7/1/2041	1,000,000	1,203,129
				7,381,441
Idaho - .6%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,660,593
Illinois - 8.9%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,246,181
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,248,568
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,869,651
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	2,500,000	2,941,911
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	7,200,000	8,794,731
Chicago II Waterworks, Revenue Bonds (Second Lien Project)	5.00	11/1/2027	2,695,000	3,085,187
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	6,185,000	7,096,167
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,500,000	4,252,783

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 8.9% (continued)
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,294,241
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2055	2,500,000	3,076,604
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,500,000	1,834,770
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	7,000,000	8,720,219
Cook County II, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2031	2,250,000	3,026,420
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	5,000,000	5,716,133
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	4,325,000	5,232,062
Illinois Finance Authority, Revenue Bonds (University of Illinois At Urbana-Champaign Project)	5.00	10/1/2044	1,100,000	1,362,560
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,881,575
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	6,000,000	7,050,867
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000	3,527,351
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	5,000,000	5,879,082
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	5,825,514
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,776,760
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	759,529
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,290,000	5,190,847
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000	7,265,892
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2027	5,000,000	5,399,119
				108,354,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Indiana - .5%
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	3,020,897
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding, Ser. A1	5.00	1/1/2026	2,000,000	2,382,905
				5,403,802
Iowa - 1.2%
Iowa Finance Authority, Revenue Bonds (Genesis Health System Obligated Group)	5.00	7/1/2025	4,910,000	5,348,058
Iowa Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	3,750,000	4,105,672
Iowa Finance Authority, Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2032	2,500,000	2,994,575
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,000,000	1,165,626
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	1,000,000	1,202,950
				14,816,881
Kentucky - 2.6%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,780,000	3,046,886
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,040,000	1,138,884
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	4,500,000	5,199,150
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	19,625,000	21,847,176
				31,232,096
Louisiana - 2.9%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,872,332
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000	5,100,481
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2037	1,750,000	2,151,390
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2045	5,000,000	5,662,665

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Louisiana - 2.9% (continued)
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	7,825,000	8,862,072
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,042,098
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	9,140,000	9,902,289
				34,593,327
Maryland - .8%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	4,000,000	4,615,970
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2029	4,360,000	5,608,501
				10,224,471
Massachusetts - .8%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,213,050
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,985,000	2,071,717
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,818,695
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	4,000,000	5,053,003
				10,156,465
Michigan - 3.7%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,843,264
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2045	4,690,000	5,700,754
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,500,000	2,664,115
Michigan Finance Authority, Revenue Bonds, Refunding	5.00	11/15/2034	2,965,000	3,439,216
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	3,500,000	3,975,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Michigan - 3.7% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,224,539
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,490,000	1,650,261
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	7,000,000	8,447,198
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	5,000,000	5,910,657
				44,855,984
Missouri - 1.1%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2033	2,200,000	2,447,784
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis Obligated Group)	5.00	9/1/2048	2,250,000	2,534,550
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	3,770,000	4,370,143
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,725,000	4,302,254
				13,654,731
Nebraska - .3%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,630,940
Nevada - 1.8%
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	14,000,000	16,375,173
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,000,000	1,133,346
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C	0.00	7/1/2058	22,500,000	[c,d] 3,770,906
				21,279,425
New Jersey - 4.3%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2028	2,250,000	2,327,211

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 4.3% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	3,250,000	3,505,176
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	3,130,000	3,648,317
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	7,550,000	8,746,800
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	5,000,000	5,882,024
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Obligated Group)	5.00	7/1/2028	3,000,000	3,331,176
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2032	1,250,000	1,568,082
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	1,000,000	1,224,007
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000	1,214,996
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	10,490,000	12,535,369
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	6,134,634
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,860,000	2,266,454
				52,384,246
New York - 6.9%
Long Island Power Authority, Revenue Bonds	5.00	9/1/2034	1,000,000	1,246,529
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	4,170,000	5,195,334
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,000,000	1,203,076
New York City, GO, Refunding, Ser. A1	4.00	8/1/2034	2,525,000	3,076,354
New York City, GO, Ser. C	4.00	8/1/2040	3,000,000	3,581,206
New York City, GO, Ser. D1	4.00	3/1/2050	3,710,000	4,325,206
New York City, GO, Ser. D1	4.00	3/1/2041	4,000,000	4,735,067
New York City, GO, Ser. F1	4.00	3/1/2047	1,400,000	1,662,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 6.9% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2027	1,000,000		1,232,935
New York City Industrial Development Agency, Revenue Bonds, Refunding (TrIPs Obligated Group) Ser. A	5.00	7/1/2021	6,150,000		6,169,732
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	7,780,000		9,489,609
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,500,000		4,115,647
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2031	5,000,000		5,106,631
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,500,000	[c]	8,299,885
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,440,651
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	4,500,000		5,257,092
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,655,000		4,263,899
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	6,500,000		7,387,398
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	3,500,000		4,379,098
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,277,427
				83,445,230
North Carolina - .7%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,250,000		2,709,257

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
North Carolina - .7% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2049	3,000,000	3,442,623
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000	2,403,759
				8,555,639
Ohio - 1.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000	8,682,566
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000	2,938,014
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	3,000,000	3,241,133
				14,861,713
Oregon - .6%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	1,500,000	1,920,909
Portland, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	5,698,184
				7,619,093
Pennsylvania - 7.0%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	2,390,955
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing Obligated Group)	5.00	5/15/2048	1,000,000	1,114,873
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000	4,291,128
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000	1,548,823
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.58	9/1/2023	11,000,000	[a] 10,990,704
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	5,240,000	6,288,909

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 7.0% (continued)
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,500,000	2,714,019
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	4,500,000	5,423,917
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2034	2,160,000	2,572,143
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	16,855,000	21,253,592
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,500,000	1,763,300
Philadelphia Redevelopment Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/15/2024	1,810,000	2,021,474
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	7,500,000	9,405,502
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	5,280,000	6,509,163
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2027	5,000,000	6,090,222
				84,378,724
South Carolina - 2.7%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,990,965
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,689,964
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	16,000,000	17,781,736
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	5,000,000	5,111,022
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	3,537,812
				32,111,499
South Dakota - .8%
South Dakota Health & Educational Facilities Authority, Revenue Bonds (Avera Health Obligated Group)	5.00	7/1/2044	5,000,000	5,553,241

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
South Dakota - .8% (continued)
South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sanford Obligated Group)	5.00	11/1/2035	3,000,000	3,519,181
				9,072,422
Tennessee - 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,209,226
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	1,000,000	1,196,510
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	975,000	1,080,237
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2044	8,000,000	10,035,499
				13,521,472
Texas - 6.4%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	10,500,000	11,414,168
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,758,013
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	5,000,000	5,632,279
Corpus Christi Utility System, Revenue Bonds	5.00	7/15/2040	5,000,000	5,778,192
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2036	1,500,000	1,828,831
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	3,000,000	3,700,669
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	4,450,000	4,730,168
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	6,750,000	7,308,730
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000	1,681,623
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	5,000,000	5,997,585
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,750,000	2,106,198
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	14,250,000	16,736,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 6.4% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,949,203
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	4,498,484
				78,121,110
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	4,900,000	5,318,139
Utah - .6%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	5,465,880
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2048	1,200,000	1,386,506
				6,852,386
Virginia - .6%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	1,090,000	1,211,974
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment)	4.00	2/1/2036	2,000,000	2,437,381
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	3,400,000	3,490,228
				7,139,583
Washington - 3.6%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. 2017-O	5.00	1/1/2047	3,400,000	4,123,274
Port of Seattle, Revenue Bonds	5.00	4/1/2044	5,000,000	6,113,007
Washington, GO, Ser. A1	5.00	8/1/2035	4,500,000	5,309,453
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2048	5,440,000	6,452,350
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	6,560,000	7,804,724

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Washington - 3.6% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	12,375,000	13,090,744
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,000,000	1,164,031
				44,057,583
Wisconsin - 3.1%
Public Finance Authority, Revenue Bonds (KU Campus Development Corporation Project)	5.00	3/1/2046	5,000,000	5,891,435
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	6,000,000	7,035,435
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,890,000	4,773,132
Tender Option Bond Trust Receipts (Series 2017-XF2418), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Alliance Senior Credit Group)) Recourse, Underlying Coupon Rate (%) 5.00	7.97	11/15/2043	5,000,000	[c,e,f] 6,179,094
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children's Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	4,000,000	4,696,241
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2039	6,100,000	6,883,994
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Rogers Memorial Hospital Obligated Group) Ser. A	5.00	7/1/2049	1,500,000	1,763,116
				37,222,447
Total Long-Term Municipal Investments (cost $1,105,676,647)			1,199,009,340
Total Investments (cost $1,109,415,299)			99.0%	1,202,887,596
Cash and Receivables (Net)			1.0%	12,022,444
Net Assets			100.0%	1,214,910,040

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $22,045,405 or 1.81% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	3,878,256	-	3,878,256
Municipal Securities	-	1,199,009,340	-	1,199,009,340

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2021, accumulated net unrealized appreciation on investments was $93,472,297, consisting of $93,940,643  gross unrealized appreciation and $468,346 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.